Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 08, 2013
Registrant Name	EQ ADVISORS TRUST
Central Index Key	0001027263
Amendment Flag	false
Document Creation Date	Feb. 08, 2013
Document Effective Date	Feb. 08, 2013
Prospectus Date	May 01, 2012